SIGNIFICANT CUSTOMERS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
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Schedule of Significant Customers

The following table indicates customers that represent 10% or more of total sales of metal for the three months ended June 30, 2013 and 2012 (in millions):

Customer	Three months ended June 30,	Three months ended June 30,	Segments reporting sales of metal
	2013	2012
Valcambi	$27.2	$148.3	Palmarejo, San Bartolomé
Auramet	44.1	19.9	San Bartolomé, Kensington
Toronto Dominian Bank	34.5	18.3	Palmarejo, Rochester
International Commodities	25.7	7.0	Palmarejo, San Bartolomé, Rochester

The following table indicates customers that represent 10% or more of total sales of metal for the six months ended June 30, 2013 and 2012 (in millions):

Customer	Six months ended June 30,	Six months ended June 30,	Segments reporting sales of metal
	2013	2012
Valcambi	$39.4	$256.2	Palmarejo, San Bartolomé
Auramet	68.9	33.5	San Bartolomé, Kensington
Johnson Mathey	44.8	0.9	San Bartolomé, Rochester
International Commodities	40.4	23.8	Palmarejo, San Bartolomé, Rochester

The following table indicates customers that represent 10% or more of total sales of metal for the years December 31, 2012, 2011, and 2010 (in millions):

Customer	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010	Segments reporting revenue
Valcambi	$414.4	$385.5	$174.1	Palmarejo, San Bartolomé
Auramet	94.6	50.8	79.0	Palmarejo
Penoles	0.3	13.3	53.9	Martha
China Gold	43.8	108.9	23.6	Kensington
International Commodities	58.0	112.6	36.7	Palmarejo, San Bartolomé, Rochester
Mitsui	65.6	105.1	45.9	Palmarejo, San Bartolomé, Rochester